NOTES PAYABLE - Notes Payable to Related Parties (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended		0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Jul. 02, 2014	Jun. 24, 2013	Jun. 23, 2013	Mar. 31, 2015	Mar. 31, 2014	Feb. 28, 2011	Jan. 01, 2009	Nov. 28, 2012	Dec. 31, 2012	Jan. 08, 2014
Debt Instrument [Line Items]
Fair value of promissory note	$ 0	$ 12,406		$ 11,775			$ 12,913
Cumulative deferred interest payments	0	53
Converted instrument, options issued (in shares)		1,000,000
Exercise price of warrants	$ 12.00					$ 12	$ 12.00
Number of securities called by warrants (in shares)								14,000,000
Former SAE Common Stockholders | CLCH
Debt Instrument [Line Items]
Maximum credit line									3,000
Annual interest rate									8.50%
Notes Payable | 2012 Credit Agreement
Debt Instrument [Line Items]
Stated interest rate										13.50%
Notes Payable | Former SAE Common Stockholders
Debt Instrument [Line Items]
Debt, principal amount				17,500
Notes Payable | Former SAE Common Stockholders | 2012 Credit Agreement
Debt Instrument [Line Items]
Cumulative deferred interest payments			2,007
Notes Payable | Former SAE Common Stockholders | CLCH
Debt Instrument [Line Items]
Debt, principal amount				17,500
Stated interest rate				10.00%
Fair value of promissory note				11,775
Discount rate				17.60%
Maximum credit line									3,000
Annual interest rate									8.50%
Outstanding balance											53
Notes Payable | Directors
Debt Instrument [Line Items]
Converted instrument, options issued (in shares)		1,000,000
Exercise price of warrants		$ 12.00
Number of securities called by warrants (in shares)												100,000
Notes Payable | Directors | Warrant exchange
Debt Instrument [Line Items]
Warrants authorized (in shares)												1,000,000
Notes Payable | Directors | Eric S. Rosenfeld
Debt Instrument [Line Items]
Convertible promissory notes					300
Notes Payable | Directors | David D. Sgro
Debt Instrument [Line Items]
Convertible promissory notes					$ 200